J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Mid Cap Equity Fund

JPMorgan Value Advantage Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

(All Share Classes)

(the “Funds”)

Supplement dated March 19, 2024

to the current Summary Prospectuses and Prospectuses, as supplemented

MID CAP EQUITY FUND

Portfolio Manager Retirement In Early 2025. Jonathan K.L. Simon will retire from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2025. Mr. Simon will continue to serve on the portfolio management team of the JPMorgan Mid Cap Equity Fund (the “Mid Cap Equity Fund”) until his retirement and upon his retirement, Mr. Playford will become the lead portfolio manager on the Fund’s value investments. In order to provide additional depth and continuity to the portfolio management team, Ryan N. Jones and Jeremy C. Miller will be added to the portfolio management team of the Mid Cap Equity Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Mid Cap Equity Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon*	2002	Managing Director
Felise L. Agranoff	2020	Managing Director
Lawrence E. Playford	2004	Managing Director
Daniel Bloomgarden	2022	Managing Director
Ryan N. Jones	2024	Executive Director
Jeremy C. Miller	2024	Executive Director

*

Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team and upon his retirement Messrs. Bloomgarden, Playford, Jones and Miller, and Ms. Agranoff will continue to be responsible for the management of the Fund.

MID CAP VALUE FUND

Portfolio Manager Retirement In Early 2025. Jonathan K.L. Simon will retire from JPMIM in early 2025. Mr. Simon will continue to serve on the portfolio management team of the JPMorgan Mid Cap Value Fund (the “Mid Cap Value Fund”) until his retirement, and upon his retirement Lawrence E. Playford will become the lead portfolio manager. In order to provide additional depth and continuity to the portfolio management team, Ryan N. Jones and Jeremy C. Miller will be added to the portfolio management team of the Mid Cap Value Fund effective immediately.

SUP-USEQ-324

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Mid Cap Value Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon*	1997	Managing Director
Lawrence E. Playford	2004	Managing Director
Ryan N. Jones	2024	Executive Director
Jeremy C. Miller	2024	Executive Director

*

Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team and upon his retirement Messrs. Playford, Jones and Miller will continue to be responsible for the management of the Fund.

VALUE ADVANTAGE FUND

Portfolio Manager Retirement In Early 2025. Jonathan K.L. Simon will retire from JPMIM in early 2025. Mr. Simon will continue to serve on the portfolio management team of the JPMorgan Value Advantage Fund (the “Value Advantage Fund”) until his retirement, and upon his retirement Scott Blasdell will become the lead portfolio manager. In order to provide additional depth and continuity to the portfolio management team, Scott Blasdell will be added to the portfolio management team of the Value Advantage Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Value Advantage Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon*	2005	Managing Director
Scott Blasdell	2024	Managing Director
Graham Spence	2020	Executive Director

*

Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team and upon his retirement Messrs. Blasdell and Spence will continue to be responsible for the management of the Fund.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers —Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund” sections of the Funds’ Prospectuses is hereby deleted in its entirety and replaced with the following:

Mid Cap Equity Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Managing Director of JPMIM and a CFA charterholder, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, Daniel Bloomgarden, Managing Director of JPMIM and a CFA charterholder, Ryan N. Jones, Executive Director of JPMIM, and Jeremy C. Miller, Executive Director of JPMIM. Messrs. Simon, Playford, Jones and Miller are primarily responsible for the Fund’s value investments, while Ms. Agranoff and Mr. Bloomgarden are primarily responsible for the Fund’s growth investments.

Mr. Simon is the lead portfolio manager on the Fund’s value investments and is a senior member of the U.S. Equity Value portfolio management team. Messrs. Playford, Jones and Miller are co-portfolio managers on the Fund’s value investments and share authority in the day-to-day management of the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its affiliates since 1993, Mr. Playford is a senior member of the U.S. Equity Value team. He joined the U.S. Equity Value team as a research analyst in 2003 and became a portfolio manager in 2004. An employee of the firm since 2016, Mr. Jones has been an investment analyst on the U.S. Equity Value team since 2016, currently covering technology & communication services, and a portfolio manager since 2023. Before joining the firm, Mr. Jones was in technology equity research at several other firms. An employee of the firm since 2016, Mr. Miller has been an investment analyst on the U.S. Equity Value team since 2016, currently covering industrials and materials, and a portfolio manager since 2023. Before joining the firm, Mr. Miller was an industrial and materials specialist at Vertical Research Partners and an institutional equity salesperson at several other firms.

Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund, and upon his retirement, Mr. Playford will become the lead portfolio manager and Messrs. Jones and Miller will continue to be responsible for the management of the Fund’s value investments as co-portfolio managers.

Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management of the Fund’s growth investments. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Bloomgarden is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2015, Mr. Bloomgarden leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies.

Mid Cap Value Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Managing Director of JPMIM and a CFA charterholder, Ryan N. Jones, Executive Director of JPMIM, and Jeremy C. Miller, Executive Director of JPMIM. Mr. Simon is the lead portfolio manager of the Fund and is a senior member of the U.S. Equity Value portfolio management team. Messrs. Playford, Jones and Miller are co-portfolio managers and share authority in the day-to-day management of the Fund. Information about Messrs. Simon, Playford, Jones and Miller is discussed earlier in this section.

Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund, and upon his retirement, Mr. Playford will become the lead portfolio manager and Messrs. Jones and Miller will also continue to be responsible for the management of the Fund as co-portfolio managers.

Value Advantage Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, Scott Blasdell, Managing Director of JPMIM and a CFA charterholder, and Graham Spence, Executive Director of JPMIM. Mr. Simon is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Value portfolio management team. Mr. Blasdell has been a portfolio manager on the U.S. Equity Value team since 2013 and an employee of JPMIM since 1999. Mr. Spence joined the U.S. Equity Value team in 2013 as a portfolio analyst dedicated to Value Advantage. Information about Mr. Simon is discussed earlier in this section.

Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team and upon his retirement, Mr. Blasdell will become the lead portfolio manager and Mr. Spence will continue to be a co-portfolio manager of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE